Annual Total Returns- Vanguard Target Retirement Income Fund (Investor) [BarChart] - Investor - Vanguard Target Retirement Income Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.25%	8.23%	5.87%	5.54%	(0.17%)	5.25%	8.47%	(1.99%)	13.16%	10.02%